Bank overdrafts and short-term borrowings - Schedule of Bank Overdrafts and Short-term Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Bank overdraft and short-term borrowings	€ 24,170	€ 35,148
Bank overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Bank overdraft and short-term borrowings	1,974	1,762
Borrowings secured over trade receivables [member]
Disclosure of detailed information about borrowings [line items]
Bank overdraft and short-term borrowings	21,029	29,992
Borrowings unsecured [member]
Disclosure of detailed information about borrowings [line items]
Bank overdraft and short-term borrowings	€ 1,167	€ 3,394